Events After the Balance Sheet	12 Months Ended
Dec. 31, 2021
Disclosure of events after reporting period [text block] [Abstract]
EVENTS AFTER THE BALANCE SHEET
36.	EVENTS AFTER THE BALANCE SHEET
No Significant subsequent event was identified by the Company.